Non-current financial assets- Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2023 EUR (€)
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	€ 425,000,000	€ 730,000,000
Liabilities	19,755,000,000	20,879,000,000
Borrowings	10,427,000,000	11,288,000,000
Other non current financial assets other than derivatives and infrastructure projects	€ 475,000,000	€ 1,139,000,000		€ 1,148,000,000
FGP Topco limited [Member]
Disclosure of the movement of non current financial assets [Line Items]
Percentage of the sale of the FGP Topco		19.75%
Total stake retain by Ferrovial for associates		25.00%
FGP Topco limited [Member] | Airports division [Member]
Disclosure of the movement of non current financial assets [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Long term loans in associates [Member]
Disclosure of the movement of non current financial assets [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £			£ 195
Current prepayments and other current assets	€ (18,000,000)
Increase decrease in non current financial assets additions	16,000,000	€ 113,000,000
Other non current financial assets other than derivatives and infrastructure projects	113,000,000	100,000,000		262,000,000
Long term loans in associates [Member] | Ruta del Cacao [Member]
Disclosure of the movement of non current financial assets [Line Items]
Other non current financial assets other than derivatives and infrastructure projects	81,000,000
Long term loans in associates [Member] | Zero Bypass [Member]
Disclosure of the movement of non current financial assets [Line Items]
Other non current financial assets other than derivatives and infrastructure projects	32,000,000
Long term loans in associates [Member] | AGS airports holdings limited [Member]
Disclosure of the movement of non current financial assets [Line Items]
Subordinated loan granted per share holders nominal amount AGS	€ 235,000,000
Long term loans in associates [Member] | Grupo Serveo, S.L.
Disclosure of the movement of non current financial assets [Line Items]
Total stake retain by Ferrovial for associates	24.78%
Ferrovial share price	€ (18,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	1,375,000,000	18,000,000
Other non current financial assets other than derivatives and infrastructure projects	262,000,000	401,000,000		628,000,000
Restricted cash from infrastructure project companies and other financial assets [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(269,000,000)
Restricted cash from infrastructure project companies and other financial assets [Member] | LBJ infrastructure group [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(219,000,000)
Dividends recognised as distributions to owners	236,000,000
Restricted cash from infrastructure project companies and other financial assets [Member] | NTE mobility partners [Member]
Disclosure of the movement of non current financial assets [Line Items]
Restricted cash from infrastructure and other financial	(440,000,000)
Dividends recognised as distributions to owners	884,000,000
Financial investment carried at fair value [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	7,000,000	566,000,000
Other non current financial assets other than derivatives and infrastructure projects	61,000,000	€ 610,000,000		45,000,000
Financial investment carried at fair value [Member] | Airport Holdings Limited (HAH)
Disclosure of the movement of non current financial assets [Line Items]
Percentage ownership interest of the Ferrovial		5.25%
Amount related to completion of divestment	547,000,000
Percentage of the sale		19.75%
Loans associated with the divestment transactions [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	18,000,000	€ 1,000,000
Borrowings	17,900,000
Other non current financial assets other than derivatives and infrastructure projects	13,000,000	0		186,000,000
Total amount of the loan are long term	13,000,000
Other long term receivables [Member]
Disclosure of the movement of non current financial assets [Line Items]
Increase decrease in non current financial assets additions	29,000,000	32,000,000
Other non current financial assets other than derivatives and infrastructure projects	26,000,000	€ 28,000,000		€ 27,000,000
Update of estimated earn outs from sale of services business the collection	(16,000,000)
Epigrafe refers to the earn-outs associated with the sale of the Services Business in previous years.	11,000,000
Update of estimated earn outs from sale of services business	10,000,000
Reclassification of indemnities to long-term risk provisions	10,000,000
Deferred payment from sale of Serveo	€ (12,000,000)